Annual Total Returns[BarChart] - Prudentials Gibraltar Fund - PRUDENTIALS GIBRALTAR FUND	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.57%	20.33%	32.15%	8.43%	12.65%	0.39%	36.24%	4.61%	33.13%	42.73%